Fee and Commission Income and Expense - Services Rendered by the Bank and Its Subsidiaries and Correspond (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fees and income from services [abstract]
Fees and commissions from lines of credits and overdrafts	$ 1,990	$ 1,553	$ 5,292
Fees and commissions from guarantees and letters of credit	20,043	15,147	15,317
Fees and commissions from card services	58,359	75,574	72,932
Fees and commissions from accounts management	12,438	15,406	11,512
Fees and commissions from collections and payments	24,419	23,921	20,359
Fees and commissions from brokerage and securities management	9,365	9,844	10,966
Fees and commissions from asset management	23,086	25,845	24,718
Compensation for insurance brokerage	30,097	35,783	36,693
Investment banking and advisory fees	7,471	20,657	19,403
Fees and commissions from student loans ceded	5,639	5,735	5,300
Commissions on loan transactions	742	893	651
Commissions for mortgage loans	39	1,300	1,486
Other fees from services rendered	6,838	10,321	10,982
Other commissions earned	3,852	2,217	2,345
Totals	$ 204,378	$ 244,196	$ 237,956